Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances with central banks	€ 52,889	€ 70,353
Loans and advances to banks	21,204	21,770
Financial assets at fair value through profit or loss 4,6
– Trading assets	55,730	72,897
– Non-trading derivatives	1,657	2,463
– Designated as at fair value through profit or loss	3,448	5,740
– Mandatorily at fair value through profit or loss	72,322	56,481
Financial assets at fair value through other comprehensive income	56,662	46,389
Securities at amortised cost	53,867	50,273
Loans and advances to customers 7	727,733	683,611
Investments in associates and joint ventures 8	1,607	1,679
Property and equipment 9	2,478	2,434
Intangible assets 10	1,510	1,334
Current tax assets	458	485
Deferred tax assets 34	788	1,001
Other assets 11	7,975	6,945
Total assets	1,060,329	1,023,856
Liabilities
Deposits from banks 12	18,517	16,723
Customer deposits	721,373	691,661
Financial liabilities at fair value through profit or loss 14
– Trading liabilities	23,427	35,255
– Non-trading derivatives	1,338	2,101
– Designated as at fair value through profit or loss	55,768	49,543
Current tax liabilities	411	276
Deferred tax liabilities 34	1,896	1,209
Provisions 15	941	774
Other liabilities 16	11,989	12,369
Debt securities in issue	151,231	142,367
Subordinated loans 18	18,100	17,878
Total liabilities	1,004,990	970,158
Equity 19
Share capital and share premium	17,147	17,148
Other reserves	(3,080)	(687)
Retained earnings	40,016	36,243
Shareholders’ equity (parent)	54,083	52,703
Non-controlling interests	1,255	995
Total equity	55,339	53,698
Total liabilities and equity	€ 1,060,329	€ 1,023,856